Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurement
Note 5. Fair Value Measurement
The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, in its consolidated balance sheets:

	December 31, 2025
	Level 1	Level 2	Level 3
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$—	$15	$—
Foreign exchange forward contracts designated as hedging instruments	—	454	—
Convertible notes	—	—	15,400
Marketable securities	289	—	—
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	—	(175)	—
Foreign exchange forward contracts designated as hedging instruments	—	(235)	—
Contingent consideration[1]	—	—	(12,513)
	$289	$59	$2,887

	December 31, 2024
	Level 1	Level 2	Level 3
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$—	$71	$—
Foreign exchange forward contracts designated as hedging instruments	—	4,005	—
Convertible notes	—	—	10,486
Marketable securities	596	—	—
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	—	(21)	—
Foreign exchange forward contracts designated as hedging instruments	—	(3)	—
Contingent consideration¹	—	—	(12,694)
	$596	$4,052	$(2,208)
The Company’s foreign exchange forward contracts are classified as Level 2, as they are not actively traded and are valued using pricing models that use observable market inputs, including interest rate curves and both forward and spot prices for currencies (Level 2 inputs).
Contingent consideration represents liabilities recorded at fair value in connection with acquisitions, and thus represents a Level 3 measurement within the fair value hierarchy.
Other financial instruments consist mainly of cash and cash equivalents, short-term deposits, current and non-current receivables, accounts payable and other current liabilities. The fair value of these financial instruments approximates their carrying values.
The following table summarizes the activity for those financial assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs:

	December 31,
	2025	2024
	(U.S. $ in thousands)
Fair value at the beginning of the period	$(2,208)	$(11,585)
Acquisitions of Contingent considerations	(102)	—
Investments in Convertible notes	10,325	5,368
Note and accrued interest converted to ordinary shares	(6,969)	—
Revaluation of Contingent considerations	(1,031)	4,897
Revaluation of Convertible notes and interest accrued	1,558	(1,900)
Settlements of Contingent considerations	1,314	1,012
Fair value at the end of the period	$2,887	$(2,208)